Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingent Liabilities [Abstract]
Commitments	Following is a summary of such commitments at December 31:
	2022	2021
Fixed rate	$1,110	$1,014
Variable rate	98,862	84,929
Standby letters of credit	3,441	3,659